Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of contracts to purchase services under which non-cancellable future minimum payments	the Company has entered into contracts to purchase services under which non-cancellable future
minimum payments as of December 31, 2025, were as follows (in thousands):

Year ended December 31,	Amount
2026	$3,933
2027	3,033
2028	269
2029	130

Total	$7,365